UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04893

THE TAIWAN FUND, INC.

(Exact name of registrant as specified in charter)

c/o STATE STREET BANK AND TRUST COMPANY

2 AVENUE DE LAFAYETTE, P.O. BOX 5049

BOSTON, MA 02206-5049

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

The Taiwan Fund, Inc. c/o State Street Bank and Trust Company Attention: Tracie A. Coop, Secretary 4 Copley Place, 5th Floor Boston, MA 02116	Leonard B. Mackey, Jr., Esq. Clifford Chance US LLP 31 West 52nd Street New York, New York 10019

Registrant’s telephone number, including area code: (877) 864-5056

Date of fiscal year end: August 31

Date of reporting period: May 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

THE TAIWAN FUND, INC. Schedule of Investments/May 31, 2012 (Showing Percentage of Net Assets) (unaudited)

	SHARES	US $ VALUE (NOTE 2)
COMMON STOCKS – 86.1%
CEMENT — 1.0%
Cement Industry — 1.0%
Wei Mon Industry Co., Ltd.	6,433,854	3,157,865

TOTAL CEMENT		3,157,865

CONSTRUCTION — 10.2%
Building Material and Construction Industry — 10.2%
Acter Co., Ltd.	941,179	3,973,082
Goldsun Development & Construction Co., Ltd.	11,314,980	3,904,593
Hung Poo Real Estate Development Corp.	4,929,873	3,980,499
King’s Town Construction Co., Ltd. #	4,261,680	3,869,322
Ruentex Development Co., Ltd.	8,327,082	12,205,503
Taiwan Land Development Corp. #*	8,177,799	3,287,778

TOTAL CONSTRUCTION		31,220,777

ELECTRIC AND MACHINERY — 2.3%
Electric Machinery Industry — 2.3%
Good Friend International Holdings, Inc., TDR #	4,145,000	1,895,579
Yungtay Engineering Co., Ltd. #	3,274,000	5,243,139

TOTAL ELECTRIC AND MACHINERY		7,138,718

ELECTRONICS — 36.8%
Communications and Internet Industry — 6.5%
Chunghwa Telecom Co., Ltd.	3,154,000	9,531,319
HTC Corp.	35,000	504,221
Taiwan Mobile Co., Ltd.	1,381,000	4,372,303
Wistron NeWeb Corp.	3,117,000	5,628,729

		20,036,572

Computer and Peripheral Equipment Industry — 3.9%
Advantech Co., Ltd.	2,294,100	7,839,661
Quanta Computer, Inc.	1,544,000	4,034,843

		11,874,504

Electronic Parts/Components Industry — 1.8%
Taiflex Scientific Co., Ltd.	3,452,821	5,350,207

Electronic Products Distribution Industry — 4.6%
WT Microelectronics Co., Ltd.	10,776,556	14,080,866

Optoelectronics Industry — 1.2%
GeoVision, Inc.	989,000	3,595,098

Other Electronic Industry — 6.7%
Aurora Corp. #	4,060,000	6,733,114
Hon Hai Precision Industry Co., Ltd.	4,375,000	12,825,399
Tatung Co., Ltd. *	4,770,897	1,046,950

		20,605,463

Semiconductor Industry — 12.1%
MediaTek, Inc.	462,000	4,086,304
MPI Corp.	1,448,000	2,871,938

	SHARES	US $ VALUE (NOTE 2)
ELECTRONICS — (continued)
Taiwan Semiconductor Manufacturing Co., Ltd.	10,516,000	29,982,297

		36,940,539

TOTAL ELECTRONICS		112,483,249

FINANCE — 4.7%
Financial and Insurance Industry — 4.7%
Chinatrust Financial Holding Co., Ltd.	7,083,000	3,951,084
Fubon Financial Holding Co., Ltd.	2,400,000	2,384,079
Union Bank of Taiwan #*	7,507,000	2,384,292
Yuanta Financial Holding Co., Ltd. *	12,631,900	5,565,180

TOTAL FINANCE		14,284,635

HEALTHCARE — 4.6%
Healthcare Industry — 4.6%
Excelsior Medical Co., Ltd.	259,000	508,490
Pacific Hospital Supply Co., Ltd. #	1,223,142	3,638,937
YungShin Global Holding Corp. #	7,239,000	9,883,049

TOTAL HEALTHCARE		14,030,476

PLASTICS — 7.8%
Plastic Industry — 7.8%
Formosa Chemicals & Fibre Corp.	2,301,000	6,090,157
Formosa Plastics Corp.	2,462,000	6,442,046
Nan Ya Plastics Corp.	3,220,000	5,652,908
Yem Chio Co., Ltd.	5,979,833	5,549,497

TOTAL PLASTICS		23,734,608

TEXTILES — 3.1%
Textile Industry — 3.1%
Far Eastern New Century Corp.	4,216,836	4,266,566
Makalot Industrial Co., Ltd.	1,828,000	5,242,455

TOTAL TEXTILES		9,509,021

TRANSPORTATION — 5.3%
Shipping and Transportation Industry — 5.3%
Farglory F T Z Investment Holding Co., Ltd. #*(a)	8,771,000	4,716,381
First Steamship Co., Ltd.	6,775,000	9,158,780
Taiwan High Speed Rail Corp. #*	12,597,600	2,215,807

TOTAL TRANSPORTATION		16,090,968

WHOLESALE AND RETAIL — 10.3%
Oil Gas and Electricity Industry General Industry — 2.7%
Formosa Petrochemical Corp.	3,035,000	8,287,071

Trading and Consumers’ Goods Industry — 7.6%
Mercuries & Associates, Ltd. #	10,228,169	7,607,389
PC Home Online	1,071,588	5,816,043
Taiwan Tea Corp.	8,231,000	4,081,305
Test-Rite International Co., Ltd. #	8,300,000	5,519,801

		23,024,538

SCHEDULE OF INVESTMENTS/ May 31, 2012 (unaudited) (continued)

	SHARES	US $ VALUE (NOTE 2)
WHOLESALE AND RETAIL — (continued)
TOTAL WHOLESALE AND RETAIL		31,311,609

TOTAL COMMON STOCKS (Cost — $262,626,839)		262,961,926

EXCHANGE TRADED FUNDS – 8.9%
iShares MSCI Taiwan Index Fund	1,118,524	13,500,585
Polaris Taiwan Top 50 Tracker Fund	8,111,000	13,627,936

TOTAL EXCHANGE TRADED FUNDS (Cost — $29,253,048)		27,128,521

TOTAL INVESTMENTS — 95.0% (Cost — $291,879,887)		290,090,447

OTHER ASSETS AND LIABILITIES, NET — 5.0%		15,168,660

NET ASSETS — 100.0%		305,259,107

Legend:

TDR – Taiwan Depositary Receipt

US $ – United States Dollar

# Illiquid security. At May 31, 2012, the value of these securities amounted to $56,994,588 which represented 18.7% of net assets.

* Non-income producing

(a) Affilliated Issuer. See Note 3.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

1. Organization. The Taiwan Fund, Inc. (the “Fund”), a Delaware corporation, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified closed-end management investment fund.

The Fund concentrates its investments in the securities listed on the Taiwan Stock Exchange. Because of this concentration, the Fund may be subject to additional risks resulting from future political or economic conditions in Taiwan and the possible imposition of adverse governmental laws of currency exchange restrictions affecting Taiwan.

2. Summary of Significant Accounting Policies. This schedule of investments is prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates. Management has evaluated the impact of all events or transactions occurring after period end through the date this schedule of investments was issued, and has determined that there were no subsequent events requiring recognition or disclosure. The following summarizes the significant accounting policies of the Fund:

Security Valuation. All securities, including those traded over-the-counter, for which market quotations are readily available are valued at the last sales price prior to the time of determination of the Fund’s net asset value per share or, if there were no sales on such date, at the closing price quoted for such securities (but if bid and asked quotations are available, at the mean between the last current bid and asked prices, rather than such quoted closing price). Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies which are priced as equity securities as described above. These securities are generally categorized as Level 1 securities in the fair value hierarchy. In certain instances where the price determined above may not represent fair market value, the value is determined in such manner as the Board of Directors (the “Board”) may prescribe. Foreign securities may be valued at fair value according to procedures approved by the Board if the closing price is not reflective of current market values due to trading or events occurring in the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. These securities may be categorized as Level 2 or Level 3 securities in the fair value hierarchy, depending on the valuation inputs. Short-term investments, having a maturity of 60 days or less are valued at amortized cost, which approximates market value, with accrued interest or discount earned included in interest receivable.

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•

Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)(continued)

The following is a summary of the inputs used to value the Fund’s investments in securities as of May 31, 2012:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks^	$262,961,926	$—	$—	$262,961,926
Exchange Traded Funds	27,128,521	—	—	27,128,521

TOTAL	$290,090,447	$—	$—	$290,090,447

^ See schedule of investments for industry breakout.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s policy is to disclose transfers between Levels based on valuations at the end of the reporting period. As of May 31, 2012, there were no transfers between Levels 1, 2, or 3 based on the valuation input levels on August 31, 2011.

Foreign Currency Translation. The financial accounting records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

Security Transactions. Security transactions are accounted as of the trade date.

3. Affiliated Issuers. An affiliate is a company in which the Fund holds 5% or more of a company’s outstanding voting securities. Transactions with such companies during the period ended May 31, 2012 were as follows:

	Value on August 31,	Balance of Shares Held on August	Purchases		Sold		Balance of Shares Held on May	Value on May 31,	Investment	Net Realized
Issuer	2011	31, 2011	Cost	Shares	Proceeds	Shares	31, 2012	2012	Income	Loss

Farglory F T Z Investment Holding Co., Ltd.	$5,315,190	7,485,000	$1,282,854	2,139,000	$466,131	853,000	8,771,000	$4,716,381	$—	($494,092)

4. Tax Basis of Investments. Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes. At May 31, 2012, the aggregate cost basis of the Fund’s investment securities for financial reporting purposes was $291,879,887. Net unrealized depreciation of the Fund’s investment securities was $1,789,440 of which $21,245,373 related to appreciated investment securities and $23,034,813 related to depreciated investment securities.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)), are attached as exhibits to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAIWAN FUND, INC.

By:	/s/ Jamie Skinner
Jamie Skinner
President of The Taiwan Fund, Inc.

Date: July 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jamie Skinner
Jamie Skinner
President of The Taiwan Fund, Inc.

Date: July 24, 2012

By:	/s/ Cynthia Morse-Griffin
Cynthia Morse-Griffin
Treasurer of The Taiwan Fund, Inc.

Date: July 24, 2012